Stock-Based Compensation (Tables)	3 Months Ended
Mar. 31, 2014
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
The following summarizes stock option activity for the three months ended March 31, 2014 and for the year ended December 31, 2013:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at December 31, 2012	355,000	$0.92	1.62	$173,006
Granted in year 2013	28,000	1.53
Exercised in year 2013	(28,000)	0.81
Expired in year 2013	(70,000)	1.01
Outstanding at December 31, 2013	285,000	$0.97	1.43	$147,656
Granted in the first quarter of 2014	—	—
Exercised in the first quarter of 2014	—	—
Expired in the first quarter of 2014	(140,000)	0.74
Outstanding at March 31, 2014	145,000	$1.20	2.31	$100,082
Vested and exercisable at December 31, 2013	283,000	$0.97	1.42	$146,458
Vested and exercisable at March 31, 2014	143,000	$1.20	2.31	$98,884

Schedule of Nonvested Share Activity [Table Text Block]
A summary of the status of the Company’s nonvested shares as of March 31, 2014 and December 31, 2013, and changes during the periods then ended is as presented below:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)
Nonvested shares at January 1, 2013	3,000	$1.01	3.88
Granted	28,000	1.53	4.50
Vested	(29,000)	1.51	4.44
Nonvested shares at December 31, 2013	2,000	$1.01	2.88
Granted	—	—	—
Vested	—	—	—
Nonvested shares at March 31, 2014	2,000	$1.01	2.63

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
The following table summarizes information about stock options outstanding at March 31, 2014:

	Stock Option Outstanding			Exercisable
Range of Exercise Prices	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Number of Shares	Weighted Average Exercise Price
$0.50 – $1.00	28,000	$0.93	0.25	28,000	$0.93
$1.01 – $2.00	117,000	1.26	2.80	115,000	1.27
	145,000	$1.20	2.31	143,000	$1.20